Trade and Other Receivables (Details 2) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade and Other Receivables [Abstract]
Balance at January 1	₪ 111	₪ 173
Impaired loss recognized	20	25
Lost debts	(39)	(87)
Balance at December 31	₪ 92	₪ 111